Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 22,855	$ 14,255
Trade accounts receivable, less allowance for losses of $3,588 and $3,999, respectively	219,494	218,614
Inventories	414,449	392,166
Prepaid expenses and other current assets	35,299	34,676
Deferred income taxes	14,773	12,594
Total current assets	706,870	672,305
Other assets	38,730	36,093
Intangible assets - at cost, less accumulated amortization of $13,233 and $12,281, respectively	12,660	13,219
Goodwill	444,365	445,115
Property, Plant and Equipment:
Land	52,271	49,760
Buildings	298,743	293,605
Machinery and equipment	674,011	648,985
Construction in progress	34,439	32,797
Property, Plant and Equipment, Gross, Total	1,059,464	1,025,147
Less accumulated depreciation	(607,925)	(592,611)
Property, Plant and Equipment, Net, Total	451,539	432,536
Total assets	1,654,164	1,599,268
Current Liabilities:
Trade accounts payable	93,851	95,852
Accrued salaries, wages and withholdings from employees	29,088	26,822
Other accrued expenses	56,985	49,819
Income taxes	4,377	7,120
Short-term borrowings	22,974	25,450
Total current liabilities	207,275	205,063
Deferred income taxes	21,822	21,034
Other liabilities	11,183	12,279
Accrued employee and retiree benefits	52,252	52,747
Long-term debt	312,422	324,360
Shareholders' Equity:
Common stock, par value $0.10 a share, authorized 100,000,000 shares; issued 53,954,874 shares	5,396	5,396
Additional paid-in capital	94,187	89,027
Earnings reinvested in the business	1,069,610	991,094
Treasury stock, 4,038,011 and 4,345,712 shares, respectively, at cost	(80,935)	(87,102)
Accumulated other comprehensive loss	(39,048)	(14,630)
Total shareholders' equity	1,049,210	983,785
Total liabilities and shareholders' equity	$ 1,654,164	$ 1,599,268